SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2014
SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT [Abstract]
SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT

NOTE 6:-      SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT

Banks:

	Annual interest
	rate at
	December 31	December 31,
	2014	2014	2013

	%	US Dollars in thousands

In NIS (linked to the Prime rate)	3.5 - 6.75	2,674	1,469
In U.S. dollars	3.81 - 4.41	-	110
Current maturities of long-term debt from banks (Note 8)		48	239

		2,722	1,818